Document And Entity Information	9 Months Ended
Jul. 31, 2022
Document Information Line Items
Entity Registrant Name	HOME BISTRO, INC.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001489588
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV